HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
HOTEL OPERATING COSTS
Rents	¥ 4,179		¥ 4,365	¥ 4,290
Utilities	656		690	685
Personnel costs	5,761		5,326	4,684
Depreciation and amortization	1,190		1,254	1,329
Consumable, food and beverage	1,221		1,293	1,327
Others	2,332		2,357	2,026
Total	¥ 15,339	$ 2,194	¥ 15,285	¥ 14,341